ADVANCED SERIES TRUST

AST Bond Portfolio 2023

AST Bond Portfolio 2024

AST Bond Portfolio 2025

AST Bond Portfolio 2026

AST Bond Portfolio 2027

AST Bond Portfolio 2028

AST Bond Portfolio 2029

AST Bond Portfolio 2030

AST Bond Portfolio 2031

AST Bond Portfolio 2032

AST Bond Portfolio 2033

AST Bond Portfolio 2034

AST Core Fixed Income Portfolio

AST Investment Grade Bond Portfolio

Supplement dated October 6, 2023 to the

Currently Effective Statement of Additional Information

This supplement should be read in conjunction with the currently effective Statement of Additional Information (the SAI) for Advanced Series Trust (the Trust) relating to the portfolios referenced above (each a Portfolio and collectively the Portfolios). The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

The Trust's SAI relating to the Portfolios is hereby revised to reflect the following information with respect to Mr. Matthew Angelucci and Mr. Tyler Thorn effective immediately:

I.The tables in Part I of the SAI entitled "PORTFOLIO MANAGERS: OTHER ACCOUNTS" are hereby revised by adding the following information with respect to Mr. Angelucci and Mr. Thorn for each Portfolio:

AST Bond Portfolio 2023

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts*	Ownership
	Managers	Investment	Investment	(in millions)	of Portfolio
		Companies*	Vehicles*		Securities*
		(in millions)	(in millions)
		54/$93,635,097,476	27/$28,024,599,647	148/$74,841,987,892	None
PGIM Fixed	Matthew		5/$1,821,169,285	11/$7,486,872,094

Income††	Angelucci
		41/$87,376,628,425	17/$25,691,417,195	103/$53,166,183,875	None
	Mr. Tyler		1/$59,779,608	3/$476,847,821

Thorn

*Information as of August 31, 2023.

††PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., also serves as subadviser to the Portfolio.

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AST Bond Portfolio 2024

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts*	Ownership
	Managers	Investment	Investment	(in millions)	of Portfolio
		Companies*	Vehicles*		Securities*
		(in millions)	(in millions)
PGIM Fixed	Matthew	54/$93,609,518,111	27/$28,024,599,647	148/ $74,841,987,892	None
Income††	Angelucci		5/$1,821,169,285	11/ $7,486,872,094

	Mr. Tyler	41/$87,351,049,059	17/$25,691,417,195	103/$53,166,183,875	None
	Thorn		1/$59,779,608	3/$476,847,821

*Information as of August 31, 2023.

††PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., also serves as subadviser to the Portfolio.

AST Bond Portfolio 2025

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts*	Ownership
	Managers	Investment	Investment	(in millions)	of Portfolio
		Companies*	Vehicles*		Securities*
		(in millions)	(in millions)
PGIM Fixed	Matthew	54/$93,672,898,942	27/$28,024,599,647	148/$74,841,987,892	None
Income††	Angelucci		5/$1,821,169,285	11/$7,486,872,094

	Mr. Tyler	41/$87,414,429,891	17/$25,691,417,195	103/$53,166,183,875	None
	Thorn		1/$59,779,608	3/$476,847,821

*Information as of August 31, 2023.

††PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., also serves as subadviser to the Portfolio.

AST Bond Portfolio 2026

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts*	Ownership
	Managers	Investment	Investment	(in millions)	of Portfolio
		Companies*	Vehicles*		Securities*
		(in millions)	(in millions)
PGIM Fixed	Matthew	54/$93,655,051,539	27/$28,024,599,647	148/$74,841,987,892	None
Income††	Angelucci		5/$1,821,169,285	11/$7,486,872,094

	Mr. Tyler	41/$87,396,582,488	17/$25,691,417,195	103/$53,166,183,875	None
	Thorn		1/$59,779,608	3/$476,847,821

*Information as of August 31, 2023.

††PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., also serves as subadviser to the Portfolio.

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AST Bond Portfolio 2027

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts*	Ownership
	Managers	Investment	Investment	(in millions)	of Portfolio
		Companies*	Vehicles*		Securities*
		(in millions)	(in millions)
PGIM Fixed	Matthew	54/$93,628,838,141	27/$28,024,599,647	148/$74,841,987,892	None
Income††	Angelucci		5/$1,821,169,285	11/$7,486,872,094

	Mr. Tyler	41/$87,370,369,089	17/$25,691,417,195	103/$53,166,183,875	None
	Thorn		1/$59,779,608	3/$476,847,821

*Information as of August 31, 2023.

††PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., also serves as subadviser to the Portfolio.

AST Bond Portfolio 2028

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts*	Ownership
	Managers	Investment	Investment	(in millions)	of Portfolio
		Companies*	Vehicles*		Securities*
		(in millions)	(in millions)
PGIM Fixed	Matthew	54/$93,589,592,272	27/$28,024,599,647	148/$74,841,987,892	None
Income††	Angelucci		5/$1,821,169,285	11/$7,486,872,094

	Mr. Tyler	41/$87,331,123,221	17/$25,691,417,195	103/$53,166,183,875	None
	Thorne		1/$59,779,608	3/$476,847,821

*Information as of August 31, 2023.

††PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., also serves as subadviser to the Portfolio.

AST Bond Portfolio 2029

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts*	Ownership
	Managers	Investment	Investment	(in millions)	of Portfolio
		Companies*	Vehicles*		Securities*
		(in millions)	(in millions)
PGIM Fixed	Matthew	54/$93,670,997,392	27/$28,024,599,647	148/$74,841,987,892	None
Income††	Angelucci		5/$1,821,169,285	11/$7,486,872,094

	Mr. Tyler	41/$87,412,528,341	17/$25,691,417,195	103/$53,166,183,875	None
	Thorne		1/$59,779,608	3/$476,847,821

*Information as of August 31, 2023.

††PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., also serves as subadviser to the Portfolio.

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AST Bond Portfolio 2030

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts*	Ownership
	Managers	Investment	Investment	(in millions)	of Portfolio
		Companies*	Vehicles*		Securities*
		(in millions)	(in millions)
PGIM Fixed	Matthew	54/$93,622,319,794	27/$28,024,599,647	148/$74,841,987,892	None
Income††	Angelucci		5/$1,821,169,285	11/$7,486,872,094

	Mr. Tyler	41/$87,363,850,743	17/$25,691,417,195	103/$53,166,183,875	None
	Thorne		1/$59,779,608	3/$476,847,821

*Information as of August 31, 2023.

††PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., also serves as subadviser to the Portfolio.

AST Bond Portfolio 2031

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts*	Ownership
	Managers	Investment	Investment	(in millions)	of Portfolio
		Companies*	Vehicles*		Securities*
		(in millions)	(in millions)
PGIM Fixed	Matthew	54/$93,595,073,926	27/$28,024,599,647	148/$74,841,987,892	None
Income††	Angelucci		5/$1,821,169,285	11/$7,486,872,094

	Mr. Tyler	41/$87,336,604,875	17/$25,691,417,195	103/$53,166,183,875	None
	Thorne		1/$59,779,608	3/$476,847,821

*Information as of August 31, 2023.

††PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., also serves as subadviser to the Portfolio.

AST Bond Portfolio 2032

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts*	Ownership
	Managers	Investment	Investment	(in millions)	of Portfolio
		Companies*	Vehicles*		Securities*
		(in millions)	(in millions)
PGIM Fixed	Matthew	54/$93,574,484,175	27/$28,024,599,647	148/$74,841,987,892	None
Income††	Angelucci		5/$1,821,169,285	11/$7,486,872,094

	Mr. Tyler	41/$87,316,015,124	17/$25,691,417,195	103/$53,166,183,875	None
	Thorne		1/$59,779,608	3/$476,847,821

*Information as of August 31, 2023.

††PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., also serves as subadviser to the Portfolio.

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AST Bond Portfolio 2033

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts*	Ownership
	Managers	Investment	Investment	(in millions)	of Portfolio
		Companies*	Vehicles*		Securities*
		(in millions)	(in millions)
PGIM Fixed	Matthew	54/$93,674,380,363	27/$28,024,599,647	148/$74,841,987,892	None
Income††	Angelucci		5/$1,821,169,285	11/$7,486,872,094

	Mr. Tyler	41/$87,415,911,312	17/$25,691,417,195	103/$53,166,183,875	None
	Thorne		1/$59,779,608	3/$476,847,821

*Information as of August 31, 2023.

††PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., also serves as subadviser to the Portfolio.

AST Bond Portfolio 2034

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts*	Ownership
	Managers	Investment	Investment	(in millions)	of Portfolio
		Companies*	Vehicles*		Securities*
		(in millions)	(in millions)
PGIM Fixed	Matthew	54/$93,673,867,766	27/$28,024,599,647	148/$74,841,987,892	None
Income††	Angelucci		5/$1,821,169,285	11/$7,486,872,094

	Mr. Tyler	41/$87,415,398,714	17/$25,691,417,195	103/$53,166,183,875	None
	Thorne		1/$59,779,608	3/$476,847,821

* Information as of August 31, 2023.

††PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., also serves as subadviser to the Portfolio.

AST Core Fixed Income Portfolio

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts*	Ownership
	Managers	Investment	Investment	(in millions)	of Portfolio
		Companies*	Vehicles*		Securities*
		(in millions)	(in millions)
PGIM Fixed	Matthew	54/$92,509,027,998	27/$28,024,599,647	148/$74,841,987,892	None
Income††	Angelucci		5/$1,821,169,285	11/$7,486,872,094

	Mr. Tyler	41/$86,250,558,947	17/$25,691,417,195	103/$53,166,183,875	None
	Thorne		1/$59,779,608	3/$476,847,821

* Information as of August 31, 2023.

††PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., also serves as subadviser to the Portfolio.

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AST Investment Grade Bond Portfolio

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts*	Ownership
	Managers	Investment	Investment	(in millions)	of Portfolio
		Companies*	Vehicles*		Securities*
		(in millions)	(in millions)
PGIM Fixed	Matthew	54/$80,910,261,735	27/$28,024,599,647	148/$74,841,987,892	None
Income††	Angelucci		5/$1,821,169,285	11/$7,486,872,094

	Mr. Tyler	41/$74,651,792,684	17/$25,691,417,195	103/$53,166,183,875	None
	Thorn		1/$59,779,608	3/$476,847,821

*Information as of August 31, 2023.

††PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., also serves as subadviser to the Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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